LONG-TERM INVESTMENTS IN FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS IN FINANCIAL INSTRUMENTS
LONG-TERM INVESTMENTS IN FINANCIAL INSTRUMENTS

11.  LONG-TERM INVESTMENTS IN FINANCIAL INSTRUMENTS

	2019	2020
Convertible bonds
PT Aplikasi Karya Anak Bangsa ("AKAB")	—	2,116
Others	373	223
Total convertible bonds	373	2,339

Investment in equity	973	1,706

Total	1,346	4,045

On November 16, 2020, Telkomsel entered into agreements with AKAB in the form of non-interest bearing convertible bond amounting to US$150 million (equivalent to Rp2,116 billion as of December 31, 2020). The convertible bond will mature on November 16, 2023. The investment in convertible bond is classified as FVTPL since it is held by Telkomsel not to collect the contractual cash flow and is not solely payment of principal and interest on the principal amount outstanding.

Investments in equity include investments of MDI at several start-up entities engaged in Information and technology. The additional investments during the year consist mostly by MDI amounted to Rp783 billion. These equity investments are classified as FVTPL.